SUBSEQUENT EVENTS (Details) - Subsequent Event ¥ in Thousands	1 Months Ended		3 Months Ended
	Apr. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥) loan
Xiaomi Group
SUBSEQUENT EVENTS
Number of loan agreements | loan			2
Aggregate amount of loan		¥ 400,000	¥ 400,000
Kingsoft Group | Unsecured loan facility
SUBSEQUENT EVENTS
Amount drawn under loan facility	¥ 300,000	¥ 700,000